Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)		Taxes	Royalties	Fees	Total Payments
Total	[1]	$ 9,432,179	$ 12,703,328	$ 2,485,968	$ 24,621,475
ARGENTINA | State Government [Member]
Total	[1]	175,890		904,230	1,080,120
ARGENTINA | Municipal Government [Member]
Total	[1]	2,945			2,945
ARGENTINA | National Government [Member]
Total	[1]	8,168,414			8,168,414
MALAYSIA | State Owned Enterprise [Member]
Total	[1]			814,217	814,217
INDONESIA | State Owned Enterprise [Member]
Total	[1]			162,231	162,231
AUSTRALIA | State Government [Member]
Total	[1]		$ 12,703,328	510,744	13,214,072
AUSTRALIA | Local Government [Member]
Total	[1]	$ 1,084,930		5,616	1,090,546
AUSTRALIA | National Government [Member]
Total	[1]			$ 88,930	$ 88,930

[1]	All payments are reported in US Dollars. Payments relating to project in Argentina were made in Argentine Pesos, payments relating to project in Malaysia were made in Malaysian Ringgits, payments relating to project in Indonesia were made in Indonesian Rupiahs, and payments relating to the project in Australia were made in Australian Dollars. Such payments made in currencies other than in US Dollars have been converted to US Dollars using the exchange rates as of December 31, 2024.